Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - Puerto Rico Group Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Entity tax identification number	36-4406953
Plan number	001
Master Trust, Current Value	$ 31,662,162
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Interest bearing cash, Current Value	$ 12,008
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Notes receivable from participants	$ 144,926
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Minimum
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Interest rates of notes receivable from participants	8.50%
Maximum
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Interest rates of notes receivable from participants	9.50%